Business Segments	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Business segments
Business Segments
The Company’s operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing performance. The key factors used to identify these reportable segments are the organization and alignment of the Company’s internal operations, the nature of the products and services, and customer type.
During the first quarter of 2019, the Company implemented changes to its organizational and management structure that resulted in changes to its operating segments for financial reporting purposes. Through the fiscal year ended September 30, 2018, the Company reported in three operating segments: Industrial, Municipal and Products. Changes in the management reporting structure during the first quarter of 2019 required an assessment to be conducted in accordance with ASC Topic 280, Segment Reporting, to determine the Company’s operating segments.
As a result of this assessment, the Company now has two reportable segments, Integrated Solutions and Services and Applied Product Technologies. Prior period information has been revised to reflect this new segment structure. The business segments are described as follows:
Integrated Solutions and Services is a group entirely focused on engaging directly with end users through direct sales with a market vertical focus. Integrated Solutions and Services provides tailored services and solutions in collaboration with our customers backed by life‑cycle services including on‑demand water, outsourced water, recycle / reuse and emergency response service alternatives to improve operational reliability, performance and environmental compliance. Key offerings within this segment also include equipment systems for industrial needs (influent water, boiler feed water, ultrahigh purity, process water, wastewater treatment and recycle / reuse), municipal services, including odor and corrosion control services and full-scale outsourcing of operations and maintenance.
Applied Product Technologies is focused on developing product platforms to be sold primarily through third party channels. This segment primarily engages in indirect sales through independent sales representatives, distributors and aftermarket channels. Applied Product Technologies provides a range of highly differentiated and scalable products and technologies specified by global water treatment designers, OEMs, engineering firms and integrators. Key offerings within this segment include filtration and separation, disinfection, wastewater solutions, anode and electrochlorination technology and aquatics technologies and solutions for the global recreational and commercial pool market.
The Company evaluates its business segments’ operating results based on earnings before interest, taxes, depreciation and amortization, and certain other charges that are specific to the activities of the respective segments. Corporate activities include general corporate expenses, elimination of intersegment transactions, interest income and expense and certain other charges. Certain other charges include restructuring and other business transformation charges that have been undertaken to align and reposition the Company to the current reporting structure, acquisition related costs (including transaction costs, certain integration costs and recognition of backlog intangible assets recorded in purchase accounting) and share-based compensation charges.
Since certain administrative and other operating expenses and other items have not been allocated to business segments, the results in the below table are not necessarily a measure computed in accordance with generally accepted accounting principles and may not be comparable to other companies.
The tables below provide segment information for the periods presented and a reconciliation to total consolidated information:

	Year Ended September 30,
	2018	2017	2016
Total sales
Integrated Solutions and Services	$844,851	$753,858	$711,134
Applied Product Technologies	579,291	567,820	492,595
Total sales	1,424,142	1,321,678	1,203,729
Intersegment sales
Integrated Solutions and Services	9,217	8,524	7,237
Applied Product Technologies	75,384	65,730	59,296
Total intersegment sales	84,601	74,254	66,533
Sales to external customers
Integrated Solutions and Services	835,634	745,334	703,897
Applied Product Technologies	503,907	502,090	433,299
Total sales	1,339,541	1,247,424	1,137,196
Earnings before interest, taxes, depreciation and amortization (EBITDA)
Integrated Solutions and Services	186,824	168,182	146,345
Applied Product Technologies	88,682	100,634	75,019
Corporate	(122,800)	(121,726)	(114,920)
Total EBITDA	152,706	147,090	106,444
Depreciation and amortization
Integrated Solutions and Services	48,781	43,583	42,331
Applied Product Technologies	16,734	16,007	11,174
Corporate	20,345	18,296	15,784
Total depreciation and amortization	85,860	77,886	69,289
Income (loss) from operations
Integrated Solutions and Services	138,043	124,599	104,014
Applied Product Technologies	71,948	84,627	63,845
Corporate	(143,145)	(140,022)	(130,704)
Total income from operations	66,846	69,204	37,155
Interest expense	(57,580)	(55,377)	(42,518)
Income (loss) before income taxes	9,266	13,827	(5,363)
Income tax (expense) benefit	(1,382)	(7,417)	18,394
Net income	$7,884	$6,410	$13,031
Capital expenditures
Integrated Solutions and Services	58,464	$45,611	$37,225
Applied Product Technologies	11,501	5,282	6,747
Corporate	10,748	6,882	3,756
Total Capital expenditures	$80,713	$57,775	$47,728

	September 30, 2018	September 30, 2017
Assets
Integrated Solutions and Services	$711,622	$518,169
Applied Product Technologies	677,993	673,022
Corporate	274,002	282,118
Total assets	1,663,617	1,473,309
Goodwill
Integrated Solutions and Services	224,370	138,181
Applied Product Technologies	186,976	183,732
Total goodwill	$411,346	$321,913